Related Party Transactions (Details) - Schedule of related party transaction - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Xian CNT [Member]
Sourcing and marketing services income generated from
Sourcing and marketing services income		$ 49,259
Ms. Hanye Chang [Member]
Purchase of motor vehicles from
Purchase of motor vehicles		86,931
Mr. Yong Chang [Member]
Purchase of motor vehicles from
Purchase of motor vehicles		45,639
Mr. Jianyong Li [Member]
Purchase of motor vehicles from
Purchase of motor vehicles		28,977
Baiyin Wujinxia [Member]
Interest income
Interest income	5,794	3,888
Yuanchuang Tribe [Member]
IT expenses
IT expenses	60,718
Yuanchuang Federation [Member]
IT expenses
IT expenses	$ 86,718